Lease obligations	12 Months Ended
Dec. 31, 2020
Lease Obligations [Abstract]
Lease obligations [Text Block]

8. Lease obligations

The Company entered into an office lease in April 1, 2019 and the Company recognized a lease obligation with respect to the lease.  The terms and the outstanding balances as at December 31, 2020 and 2019 are as follows:

	2020 $	2019 $
Right-of-use asset from office lease repayable in monthly instalments of $9,364 and an interest rate of 12.5% per annum and an end date of March 31, 2023	217,394	293,464
Less: current portion	(88,182)	(76,070)
Non-current portion	129,212	217,394

The following is a schedule of the Company's future minimum lease payments related to the office lease obligation:

December 31, 2020 $

2021	109,227
2022	111,609
2023	28,051
2024	—
Total minimum lease payments	248,887
Less: imputed interest	(31,493)
Total present value of minimum lease payments	217,394
Less: current portion	(88,182)
Non-current portion	129,212

The Company subleases part of their office space to other companies. One sublease with a related party (Note 13) is month to month lease at a rate of $2,346 per month and one sublease is for a period of four years at $1,374 per month. The total lease income from the subleasing of the office for the year ended December 31, 2020 was $44,515 (2019 - $39,937).